Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	December 31,	December 31,
	2021	2020
AGM domain names	$14,800	$14,800
Total intangible assets	14,800	14,800
Less: accumulated amortization	(6,167)	(4,687)
Total intangible assets, net	8,633	10,113

Schedule of amortization amount of intangible asset
2022	$1,480
2023	1,480
2024	1,480
2025	1,480
2026	1,480
Thereafter	1,233
Total	$8,633